PARTNERSHIP CAPITAL - Additional Information (Details) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2019 USD ($) $ / shares shares	Sep. 12, 2018 USD ($) shares	Sep. 12, 2018 CAD ($) $ / shares shares	Jan. 23, 2018 USD ($) shares	Jan. 23, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($) day shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares
Schedule of Partnership Units [Line Items]
Repurchase Of Equity								$ (29)
Proceeds from issuing shares						$ 2	$ 4	$ 4	$ 8
Volume weighted average of trading price, number of trading days | day								5
Issue of equity						$ 2	$ 4	$ 4	$ 8
Preferred Unitholders Capital [Member]
Schedule of Partnership Units [Line Items]
Repurchase Of Equity								$ (1)
Issued for cash | shares								0.0		18.0
Issue of equity								$ 0		$ 342
Preferred Units, Units Repurchased | shares								0.1		(0.1)
Repurchase of Preferred Equity								$ 1		$ 1
Preferred Unitholders Capital [Member] | Series 11 Preferred Units [Member]
Schedule of Partnership Units [Line Items]
Issued for cash | shares		10.0	10.0
Number of share issued, price per share | $ / shares			$ 25
Proceeds from issuing shares		$ 190	$ 250
Quarterly fixed distribution rate		5.10%	5.10%
Share underwriting related cost		$ 5
Preferred Unitholders Capital [Member] | Series 9 Preferred Units
Schedule of Partnership Units [Line Items]
Issued for cash | shares				8.0	8.0
Number of share issued, price per share | $ / shares					$ 25
Proceeds from issuing shares				$ 161	$ 200
Quarterly fixed distribution rate				5.00%	5.00%
Share underwriting related cost				$ 4
Special General Partner | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares						1.6	1.6	1.6	1.6
Partners' Capital Account, Units, Treasury Units Purchased1 | shares								0.0		0.0
Repurchase Of Equity								$ 0		$ 0
Issued for cash | shares								0.0		0.0
Issue of equity								$ 0		$ 0
Limited Partners 1 [Member]
Schedule of Partnership Units [Line Items]
Repurchase Of Equity								(28)
Issue of equity						$ 2	$ 4	$ 4	$ 8
Limited Partners 1 [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares						279.7	276.7	278.9	276.6
Partners' Capital Account, Units, Treasury Units Purchased1 | shares								(0.8)		(0.9)
Repurchase Of Equity								$ (28)		$ 30
Share Repurchase Related Cost								$ 1
Issued for cash | shares	13.5							0.2		0.3
Number of share issued, price per share | $ / shares	$ 42.5
Proceeds from issuing shares	$ 575
Share issue related cost	$ 24
Dividend reinvestment plan, unit issued (less than) | shares								1.0	1.0
Dividend reinvestment plan, proceeds								$ 4	$ 8
Issue of equity						$ 2	$ 4	$ 4	$ 8	$ 14
Non-controlling Interest - Redeemable Partnership Units [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding | shares						115.8	115.8	115.8	115.8
Issued for cash | shares	6.1
Proceeds from issuing shares	$ 250
Non-controlling Interest - Exchange LP Units, equity [Member] | Issued capital [member]
Schedule of Partnership Units [Line Items]
Issued for cash | shares								0.0		5.7
Issue of equity								$ 0		$ 232
Exchange LP unit conversion, shares | shares								3.1		1.3
Exchange LP unit conversion, value								$ (51)		$ (20)